OBLIGATIONS OF LAW No. 14,182/2021 (Tables)	12 Months Ended
Dec. 31, 2025
OBLIGATIONS OF LAW No. 14,182/2021
Schedule of movements in obligations of Law No. 14,182/2021

	Energy Development Account (CDE)	River Basin Revitalization	Total
Opening balance as of January 1, 2025	35,610,560	6,411,563	42,022,123
Effect on cash flow:
Amortization of Principal	(1,712,309)	(863,256)	(2,575,565)
Interest paid	(328,555)	(105,565)	(434,120)
Non-cash effect:
Inflation adjustment	1,524,820	240,112	1,764,932
Charges	2,670,067	319,226	2,989,293
Final balance on December 31, 2025	37,764,583	6,002,080	43,766,663

Current	2,713,674	1,024,824	3,738,498
Non-current	35,050,909	4,977,256	40,028,165

	Energy Development Account (CDE)	River Basin Revitalization	Total
Opening balance as of January 1, 2024	32,811,606	6,707,800	39,519,406
Effect on cash flow:
Amortization of Principal	(1,128,076)	(846,890)	(1,974,966)
Interest paid	(161,849)	(77,282)	(239,131)
Non-cash effect:
Inflation adjustment	1,604,681	288,081	1,892,762
Charges	2,484,198	339,854	2,824,052
Final balance on December 31, 2024	35,610,560	6,411,563	42,022,123

Current	1,951,819	964,380	2,916,199
Non-current	33,658,741	5,447,183	39,105,924

Schedule of maturity analysis of installments of the obligations with CDE and Regeneration of River Basins
The non‑current portions of the obligations related to the CDE and to the River Basin Revitalization Program are measured at present value, using annual discount rates of 7.60% and 5.67% rate, respectively, scheduled as follows:

	Energy Development Account[1]	River Basin Revitalization[2]	Total
2026 (Current)	2,713,674	1,024,824	3,738,498
2027	1,834,451	570,985	2,405,436
2028	3,022,984	903,238	3,926,222
2029	2,809,496	871,580	3,681,076
2030	2,611,084	824,809	3,435,893
2031	2,426,683	780,548	3,207,231
After 2031	22,346,211	1,026,096	23,372,307
	37,764,583	6,002,080	43,766,663
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[1]Maturity in 2047; and
[2]Maturity in 2032.